Fresh Start Reporting (Details) $ in Thousands	5 Months Ended
Jan. 31, 2021 USD ($)
Maximum [Member]
Fresh-Start Adjustment [Line Items]
Enterprise value	$ 1,250,000
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR)
Fresh-Start Adjustment [Line Items]
Enterprise value	$ 1,150,000
Weighted average cost of capital	11.00%
Expected tax rate	21.00%
Discount rate	3.00%
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) | Minimum [Member]
Fresh-Start Adjustment [Line Items]
Enterprise value	$ 1,050,000
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) | Maximum [Member]
Fresh-Start Adjustment [Line Items]
Enterprise value	$ 1,250,000